Segment reporting - Disclosure of selected financial information by segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Construction contract revenues	€ 156,878	€ 189,544	€ 179,592
Net revenues	156,878	189,544	179,592
Net profit/(loss)	5,520	18,625	16,779
Tax expenses/(benefit)	(1,488)	3,793	2,729
Finance income (cost)	(345)	(42)	768
Operating income/(loss)	3,687	22,376	20,276
Restructuring costs and other costs, net of reversals	1,617	1,161	1,144
Impairment expense and supplier obligations	1,807	201	237
Collective agreements related costs		428
Currency devaluations		302
Reorganization of financial services		76
Change in estimates of non-contractual warranties			314
Reversal of inventory, fair value adjustment	768	(10)	951
Lifetime onerous contracts	637
Patents litigation		(61)	134
Gains on disposal of equity investments and other assets		(201)
CAFE penalty rate			660
Provision			297
Other	132	71	(129)
Total Adjustments	4,961	1,967	3,741
Adjusted operating income	8,648	24,343	24,017
Share of the profit/(loss) of equity method investees	(33)	491	264
Collective agreements related costs, including restructuring costs and other costs		671
Supplier obligations provision
Disclosure of operating segments [line items]
Impairment expense and supplier obligations	230
FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees			133
North America
Disclosure of operating segments [line items]
Construction contract revenues	63,449	86,498	85,474
Net revenues	63,450	86,500	85,475
Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues	58,844	66,444	63,226
Net revenues	59,010	66,598	63,311
Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues	10,109	10,560	6,453
Net revenues	10,097	10,560	6,453
South America
Disclosure of operating segments [line items]
Construction contract revenues	15,883	16,148	15,640
Net revenues	15,863	16,058	15,620
China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues	1,991	3,526	4,500
Net revenues	1,993	3,528	4,505
Maserati
Disclosure of operating segments [line items]
Construction contract revenues	1,038	2,335	2,322
Net revenues	1,040	2,335	2,320
Maserati | Goodwill impairment
Disclosure of operating segments [line items]
Impairment expense and supplier obligations	514
Other activities
Disclosure of operating segments [line items]
Construction contract revenues	5,564	4,033	1,977
Net revenues	6,151	5,211	3,169
Maserati and enlarged Europe | Other impaired assets
Disclosure of operating segments [line items]
Impairment expense and supplier obligations	1,063
Operating segments | North America
Disclosure of operating segments [line items]
Construction contract revenues	63,449	86,498	85,474
Restructuring costs and other costs, net of reversals	510	650	56
Impairment expense and supplier obligations	31	0	99
Collective agreements related costs		428
Currency devaluations		0
Reorganization of financial services		0
Change in estimates of non-contractual warranties			0
Reversal of inventory, fair value adjustment	0	0	382
Lifetime onerous contracts	636
Patents litigation		(20)	93
Gains on disposal of equity investments and other assets		(65)
CAFE penalty rate			660
Provision			0
Other	62	40	(24)
Total Adjustments	1,239	1,033	1,266
Adjusted operating income	2,660	13,298	13,987
Share of the profit/(loss) of equity method investees	(8)	(6)	(2)
Operating segments | North America | Cost of sales
Disclosure of operating segments [line items]
Currency devaluations		(147)
Operating segments | North America | Selling, general and administrative expense
Disclosure of operating segments [line items]
Currency devaluations		42
Operating segments | North America | Net revenues
Disclosure of operating segments [line items]
Currency devaluations		(197)
Operating segments | North America | Collective-Bargaining arrangement, United auto workers and Unifor
Disclosure of operating segments [line items]
Restructuring costs and other costs, net of reversals		243
Collective agreements related costs		428
Collective agreements related costs, including restructuring costs and other costs		671
Operating segments | North America | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees			0
Operating segments | Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues	58,844	66,444	63,226
Restructuring costs and other costs, net of reversals	1,027	475	1,020
Impairment expense and supplier obligations	207	47	92
Collective agreements related costs		0
Currency devaluations		0
Reorganization of financial services		0
Change in estimates of non-contractual warranties			294
Reversal of inventory, fair value adjustment	711	(44)	545
Lifetime onerous contracts	0
Patents litigation		(40)	40
Gains on disposal of equity investments and other assets		(40)
CAFE penalty rate			0
Provision			0
Other	(6)	99	(232)
Total Adjustments	1,939	497	1,759
Adjusted operating income	2,419	6,519	6,218
Share of the profit/(loss) of equity method investees	(310)	(139)	(75)
Operating segments | Enlarged Europe | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees			0
Operating segments | Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues	10,109	10,560	6,453
Restructuring costs and other costs, net of reversals	1	0	0
Impairment expense and supplier obligations	2	0	0
Collective agreements related costs		0
Currency devaluations		0
Reorganization of financial services		0
Change in estimates of non-contractual warranties			14
Reversal of inventory, fair value adjustment	21	30	22
Lifetime onerous contracts	0
Patents litigation		0	0
Gains on disposal of equity investments and other assets		0
CAFE penalty rate			0
Provision			0
Other	0	1	(1)
Total Adjustments	24	31	35
Adjusted operating income	1,901	2,503	1,188
Share of the profit/(loss) of equity method investees	51	192	110
Operating segments | Middle East & Africa | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees			0
Operating segments | South America
Disclosure of operating segments [line items]
Construction contract revenues	15,883	16,148	15,640
Restructuring costs and other costs, net of reversals	20	14	36
Impairment expense and supplier obligations	0	0	45
Collective agreements related costs		0
Currency devaluations		302
Reorganization of financial services		0
Change in estimates of non-contractual warranties			3
Reversal of inventory, fair value adjustment	36	0	2
Lifetime onerous contracts	0
Patents litigation		(1)	1
Gains on disposal of equity investments and other assets		0
CAFE penalty rate			0
Provision			0
Other	32	(43)	62
Total Adjustments	88	272	149
Adjusted operating income	2,272	2,369	2,048
Share of the profit/(loss) of equity method investees	1	16	0
Operating segments | South America | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees			0
Operating segments | China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues	1,991	3,526	4,500
Restructuring costs and other costs, net of reversals	6	1	0
Impairment expense and supplier obligations	16	154	0
Collective agreements related costs		0
Currency devaluations		0
Reorganization of financial services		0
Change in estimates of non-contractual warranties			3
Reversal of inventory, fair value adjustment	0	4	0
Lifetime onerous contracts	1
Patents litigation		0	0
Gains on disposal of equity investments and other assets		(57)
CAFE penalty rate			0
Provision			297
Other	(5)	(18)	36
Total Adjustments	18	84	336
Adjusted operating income	(58)	502	641
Share of the profit/(loss) of equity method investees	(72)	18	(310)
Operating segments | China and India & Asia Pacific | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees			0
Operating segments | Maserati
Disclosure of operating segments [line items]
Construction contract revenues	1,038	2,335	2,322
Restructuring costs and other costs, net of reversals	22	1	2
Impairment expense and supplier obligations	1,526	0	0
Collective agreements related costs		0
Currency devaluations		0
Reorganization of financial services		0
Change in estimates of non-contractual warranties			0
Reversal of inventory, fair value adjustment	0	0	0
Lifetime onerous contracts	0
Patents litigation		0	0
Gains on disposal of equity investments and other assets		0
CAFE penalty rate			0
Provision			0
Other	0	0	0
Total Adjustments	1,548	1	2
Adjusted operating income	(260)	141	201
Share of the profit/(loss) of equity method investees	0	0	0
Operating segments | Maserati | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees			0
Operating segments | Other activities
Disclosure of operating segments [line items]
Construction contract revenues	5,324	4,207	1,953
Restructuring costs and other costs, net of reversals	31	20	30
Impairment expense and supplier obligations	25	0	0
Collective agreements related costs		0
Currency devaluations		0
Reorganization of financial services		76
Change in estimates of non-contractual warranties			0
Reversal of inventory, fair value adjustment	0	0	0
Lifetime onerous contracts	0
Patents litigation		0	0
Gains on disposal of equity investments and other assets		(39)
CAFE penalty rate			0
Provision			0
Other	7	(15)	27
Total Adjustments	63	42	190
Adjusted operating income	144	(322)	179
Share of the profit/(loss) of equity method investees	305	410	541
Operating segments | Other activities | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees			133
Unallocated amounts
Disclosure of operating segments [line items]
Construction contract revenues	240	(174)	24
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Net revenues	966	1,072	1,285
Elimination of intersegment amounts | North America
Disclosure of operating segments [line items]
Net revenues	(1)	(2)	(1)
Elimination of intersegment amounts | Enlarged Europe
Disclosure of operating segments [line items]
Net revenues	(166)	(154)	(85)
Elimination of intersegment amounts | Middle East & Africa
Disclosure of operating segments [line items]
Net revenues	12	0	0
Elimination of intersegment amounts | South America
Disclosure of operating segments [line items]
Net revenues	20	90	20
Elimination of intersegment amounts | China and India & Asia Pacific
Disclosure of operating segments [line items]
Net revenues	(2)	(2)	(5)
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Net revenues	(2)	0	2
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Net revenues	(827)	(1,004)	(1,216)
Unallocated items & eliminations
Disclosure of operating segments [line items]
Net revenues	(726)	(1,246)	(1,261)
Restructuring costs and other costs, net of reversals	0	0	0
Impairment expense and supplier obligations	0	0	1
Collective agreements related costs		0
Currency devaluations		0
Reorganization of financial services		0
Change in estimates of non-contractual warranties			0
Reversal of inventory, fair value adjustment	0	0	0
Lifetime onerous contracts	0
Patents litigation		0	0
Gains on disposal of equity investments and other assets		0
CAFE penalty rate			0
Provision			0
Other	42	7	3
Total Adjustments	42	7	4
Adjusted operating income	(430)	(667)	(445)
Share of the profit/(loss) of equity method investees	€ 0	€ 0	0
Unallocated items & eliminations | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees			€ 0